OTHER PROVISIONS, CURRENT AND NON-CURRENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements
Balance at the beginning of the year	$ 65,624,166	$ 73,081,893
Additional provisions	46,657	2,493,968
Increase (decrease) in existing provisions	(4,998,530)	(19,083,499)
Payments	6,139,963	22,985,793
Reverse unused provision	(2,157,152)	(6,769,384)
Increase (decrease) due to foreign exchange differences	(2,202,578)	(7,084,605)
Balance at the end of the year	$ 62,452,526	$ 65,624,166